Jordan K. Thomsen
                                                                         Counsel
                                                                  (212) 314-5431
                                                             Fax: (212) 314-2812

                                                             August 25, 2009

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:  MONY Life Insurance Company of America
     MONY America Variable Account L
     Registration Statement on Form N-6
     CIK No. 0000763862
     File Nos. 333-134304 and 811-04234

Commissioners:

     MONY Life Insurance Company of America ("MONY America") today has transmitted via EDGAR for filing, and effectiveness on August 25, 2009, pursuant to Rule 485(b) under the Securities Act of 1933 ("1933 Act"), Post-Effective Amendment No. 8 and Amendment No. 39 ("Amendment") to MONY America's Form N-6 Registration Statement File Nos. 333-134304 and 811-04335 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to MONY America Variable Account L ("Separate Account") of MONY America.

     The Post-Effective Amendment relates to a new version of the Incentive Life Legacy (R) individual flexible premium variable life insurance policy ("Incentive Life Legacy (R) II") to be issued by MONY America with variable investment options funded through MONY America Variable Account L. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of MONY America Variable Account L, and the distributors of Incentive Life Legacy (R) II policies are AXA Distributors, LLC, which is an indirect wholly owned subsidiary of AXA Equitable, and AXA Advisors, Inc., which is an affiliate of MONY America.

     On May 29, 2009, we filed Post-Effective Amendment No. 4 under Rule 485(a) on Form N-6 describing the new Incentive Life Legacy (R) II policy. On July 10, 2009, we received comments orally on this filing from Mr. Sonny Oh of the Securities and Exchange Commission's staff. We provided responses to some of these comments on July 29, 2009 and subsequently received follow up comments. We provided supplemental responses to those follow up comments on August 20, 2009. This Post-Effective Amendment under Rule 485(b) is being filed to respond to the remaining staff comments, comply with the staff comments in the manner previously described to Mr. Oh and to make other non-material updating and editorial changes.

     Also included in this filing are hypothetical illustrations and additional exhibits to the registration statement.

     Please contact the undersigned at (212) 314-5431 or, in my absence, Christopher E. Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253.

                                        Very truly yours,


                                        /s/ Jordan K. Thomsen
                                        ---------------------
                                        Jordan K. Thomsen

cc: Christopher E. Palmer